Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and equivalents	$ 80,231	$ 89,030
Accounts receivable	21,618	12,905
Other financial assets	2,774	1,574
Inventories	39,639	60,550
Prepaids	1,474	1,268
Current assets	145,736	165,327
Property, plant and equipment	797,265	730,208
Other financial assets	40,537	48,368
Goodwill	5,172	5,536
Total assets	988,710	949,439
Current liabilities
Accounts payable and other liabilities	47,382	33,416
Current income tax payable	302	889
Current portion of long-term debt	11,270	16,157
Current portion of deferred revenue	1,312
Interest payable on senior notes	1,143	4,336
Current liabilities	61,409	54,798
Long-term debt	317,948	373,133
Provision for environmental rehabilitation ("PER")	107,874	98,454
Deferred and other tax liabilities	89,045	62,202
Deferred revenue	39,640
Other financial liabilities	5,714	21,913
Total liabilities	621,630	610,500
EQUITY
Share capital	422,091	417,975
Contributed surplus	47,478	45,747
Accumulated other comprehensive income ("AOCI")	389	12,357
Deficit	(102,878)	(137,140)
Total equity	367,080	338,939
Total equity and liabilities	$ 988,710	$ 949,439